Aug. 15, 2019

SUPPLEMENT TO THE PROSPECTUSES OF
WELLS FARGO DYNAMIC TARGET DATE FUNDS
For the Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Dynamic Target 2030 Fund
Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Dynamic Target 2060 Fund
(each a "Fund" and, together, the "Funds")

At a meeting held August 13-14, 2019, the Board of Trustees of the Funds approved changes to the target allocations of the Wells Fargo Dynamic Target 2050 Fund (the "2050 Fund"), the Wells Fargo Dynamic Target 2055 Fund (the "2055 Fund") and the Wells Fargo Dynamic Target 2060 Fund (the "2060 Fund"), effective immediately. Accordingly, effective immediately, the Funds' prospectuses are revised as follows:

I. Glide Path Changes The glide path image within the section entitled "Fund Summary – Principal Investment Strategies" for each Fund is replaced with the following:

II. Revised Portfolio Asset Allocation Tables for the 2050 Fund, the 2055 Fund and the 2060 Fund The information under the heading "Portfolio Asset Allocation" within the section entitled "Fund Summary – Principal Investment Strategies" for each of the 2050 Fund, the 2055 Fund and the 2060 Fund is replaced with the following:

The following table provides the Fund's target allocations to various underlying portfolios as of August 15, 2019.

Portfolio	Target Allocation[1]
Equity Securities	95.0%
Wells Fargo Factor Enhanced Large Cap Portfolio	45.6%
Wells Fargo Factor Enhanced International Portfolio	29.3%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.4%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.7%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	5.0%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	3.0%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.5%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.